LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.58%
INVESTMENT COMPANIES–95.58%
Equity Funds–24.36%
✧✧Lincoln Variable Insurance Products Trust-
LVIP MFS Value Fund	297,296	$ 12,336,318
LVIP SSGA Large Cap 100 Fund	2,855,236	36,661,235
LVIP SSGA Mid-Cap Index Fund	1,974,201	24,191,862
LVIP SSGA S&P 500 Index Fund	6,775,824	130,048,382
LVIP SSGA Small-Cap Index Fund	1,544,031	47,502,107
LVIP T. Rowe Price Growth Stock Fund	1,069,130	49,362,780
		300,102,684
Fixed Income Funds–55.86%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	7,129,786	70,641,921
LVIP Delaware Bond Fund	17,341,405	234,386,434
LVIP JPMorgan High Yield Fund	3,532,910	37,533,636
LVIP PIMCO Low Duration Bond Fund	4,085,852	40,866,692
LVIP SSGA Bond Index Fund	5,303,806	59,365,504
LVIP SSGA Short-Term Bond Index Fund	1,147,008	11,704,065
LVIP Western Asset Core Bond Fund	23,836,873	233,720,540
		688,218,792
Global Equity Fund–2.05%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	2,597,200	25,224,005
		25,224,005
Global Fixed Income Fund–0.96%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	1,038,084	11,779,134
		11,779,134
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–12.35%
✧✧Lincoln Variable Insurance Products Trust-
LVIP MFS International Growth Fund	1,667,483	$ 30,154,768
LVIP Mondrian International Value Fund	1,058,480	17,497,730
LVIP SSGA Developed International 150 Fund	1,507,024	12,179,763
LVIP SSGA Emerging Markets Equity Index Fund	3,314,705	36,673,893
LVIP SSGA International Index Fund	6,094,092	55,675,629
		152,181,783
Total Affiliated Investments (Cost $1,038,811,491)		1,177,506,398

UNAFFILIATED INVESTMENTS–4.46%
INVESTMENT COMPANIES–4.46%
Equity Fund–1.97%
✠Fidelity® Variable Life Insurance Products– Fidelity VIP Mid Cap Portfolio	785,953	24,223,072
		24,223,072
Money Market Fund–2.49%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.39%)	30,683,386	30,683,386
		30,683,386
Total Unaffiliated Investments (Cost $55,390,380)		54,906,458

TOTAL INVESTMENTS–100.04% (Cost $1,094,201,871)	1,232,412,856
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(454,910)
NET ASSETS APPLICABLE TO 87,969,946 SHARES OUTSTANDING–100.00%	$1,231,957,946

✧✧ Standard Class shares.
LVIP Global Conservative Allocation Managed Risk Fund–1

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments (continued)
✠ Initial Class.

The following futures contracts were outstanding at March 31, 2019:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contract:
306	U.S. Treasury 5 yr Notes	$35,443,406	$35,075,245	6/28/19	$368,161	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019.

Summary of Abbreviations:
S&P–Standard & Poor’s
yr–Year
See accompanying notes.
LVIP Global Conservative Allocation Managed Risk Fund–2

LVIP Global Conservative Allocation Managed Risk Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Conservative Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$1,177,506,398	$—	$—	$1,177,506,398
Unaffiliated Investment Companies	54,906,458	—	—	54,906,458
Total Investments	$1,232,412,856	$—	$—	$1,232,412,856
Derivatives:
Assets:
Futures Contracts	$368,161	$—	$—	$368,161
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Conservative Allocation Managed Risk Fund–3

LVIP Global Conservative Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Number of Shares 03/31/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.58%@
Equity Funds-24.36%@
✧✧LVIP MFS Value Fund	$11,380,169	$44,939	$524,495	$(40,201)	$1,475,906	$12,336,318	297,296	$—	$—
✧✧LVIP SSGA Large Cap 100 Fund	33,954,484	134,383	1,802,252	(47,473)	4,422,093	36,661,235	2,855,236	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	22,544,492	89,443	1,655,821	(3,284)	3,217,032	24,191,862	1,974,201	—	—
✧✧LVIP SSGA S&P 500 Index Fund	108,098,787	10,549,757	3,373,931	234,899	14,538,870	130,048,382	6,775,824	—	—
✧✧LVIP SSGA Small-Cap Index Fund	55,965,965	217,049	16,680,424	(1,107,957)	9,107,474	47,502,107	1,544,031	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	45,325,112	178,885	3,283,675	48,048	7,094,410	49,362,780	1,069,130	—	—
Fixed Income Funds-55.86%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	66,563,132	4,628,670	1,937,411	(84,656)	1,472,186	70,641,921	7,129,786	—	—
✧✧LVIP Delaware Bond Fund	232,313,198	861,188	6,833,186	(243,617)	8,288,851	234,386,434	17,341,405	—	—
✧✧LVIP JPMorgan High Yield Fund	35,798,315	162,283	1,057,877	(49,902)	2,680,817	37,533,636	3,532,910	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	40,231,648	1,305,394	1,158,948	(10,363)	498,961	40,866,692	4,085,852	—	—
✧✧LVIP SSGA Bond Index Fund	57,814,026	1,550,766	1,654,196	(31,781)	1,686,689	59,365,504	5,303,806	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	11,498,256	340,945	330,165	2,029	193,000	11,704,065	1,147,008	—	—
✧✧LVIP Western Asset Core Bond Fund	229,226,769	1,665,873	6,551,658	(263,702)	9,643,258	233,720,540	23,836,873	—	—
Global Equity Fund-2.05%@
✧✧LVIP Clarion Global Real Estate Fund	12,456,839	10,973,478	460,843	(9,181)	2,263,712	25,224,005	2,597,200	—	—
Global Fixed Income Fund-0.96%@
✧✧LVIP Global Income Fund	11,594,097	240,325	330,165	5,092	269,785	11,779,134	1,038,084	—	—
International Equity Funds-12.35%@
✧✧LVIP MFS International Growth Fund	28,735,229	108,640	2,318,479	92,909	3,536,469	30,154,768	1,667,483	—	—
✧✧LVIP Mondrian International Value Fund	17,137,369	64,136	1,181,288	23,678	1,453,835	17,497,730	1,058,480	—	—
✧✧LVIP SSGA Developed International 150 Fund	11,894,138	44,939	763,782	(8,749)	1,013,217	12,179,763	1,507,024	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	35,939,870	134,383	2,887,256	197,327	3,289,569	36,673,893	3,314,705	—	—
LVIP Global Conservative Allocation Managed Risk Fund–4

LVIP Global Conservative Allocation Managed Risk Fund
Notes (continued)
 3. Transactions with Affiliates (continued)
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Number of Shares 03/31/19	Dividends	Capital Gain Distributions
✧✧LVIP SSGA International Index Fund	$53,806,044	$203,755	$3,662,857	$(136,076)	$5,464,763	$55,675,629	6,094,092	$—	$—
Total	$1,122,277,939	$33,499,231	$58,448,709	$(1,432,960)	$81,610,897	$1,177,506,398		$—	$—

@ As a percentage of Net Assets as of March 31, 2019.
✧✧ Standard Class shares.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Global Conservative Allocation Managed Risk Fund–5